Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Summary of Purchased Certain Machinery and Equipment under Two Note Payable Agreements

The Company purchased certain machinery and equipment under two note payable agreements which consist of the following as of September 30, 2015 and December 31, 2014:

	September 30, 2015	December 31, 2014
Note payable, 15.2% interest, monthly payments of $1,328, due February 6, 2016, secured by equipment.	$6,395	$16,938
Note payable, 10.0% interest, monthly payments of $3,161, due January 1, 2016, secured by equipment.	12,337	38,749

Total notes payable	18,732	55,687
Less: current portion of notes payable	(18,732)	(49,994)

Long term portion of notes payable	$—	$5,693

The Company purchased certain machinery and equipment under two note payable agreements which consist of the following as of December 31, 2014 and 2013:

	December 31,
	2014	2013
Note payable, 15.2% interest, monthly payments of $1,328, due February 6, 2016, secured by equipment	$16,938	$29,259
Note payable, 10.0% interest, monthly payments of $3,161, due January 1, 2016, secured by equipment	38,749	71,072

Total notes payable	55,687	100,331
Less: current portion of notes payable	(49,994)	(44,601)

Long term portion of notes payable	$5,693	$55,730